SCHEDULE OF CASHFLOWS RELATED TO LEASES (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Payments for operating lease liabilities	$ 172,711	$ 176,408
Cash flows from financing activities:
Principal payments on finance lease obligation	61,048	35,434
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	$ 376,428	$ 240,569